Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Veritas China Fund

(formerly AMG Managers Emerging Opportunities Fund)

Supplement dated May 24, 2021 to the Prospectus and Statement of Additional Information,

each dated February 1, 2021, as supplemented March 19, 2021

The following information supplements and supersedes any information to the contrary relating to AMG Veritas China Fund (formerly AMG Managers Emerging Opportunities Fund) (the “Fund”), a series of AMG Funds I, contained in the Fund’s Prospectus (the “Existing Prospectus”) and Statement of Additional Information (the “Existing SAI”), dated and supplemented as noted above.

EFFECTIVE MAY 24, 2021, SHARES OF THE FUND ARE NO LONGER OFFERED UNDER THE EXISTING PROSPECTUS AND THE EXISTING SAI. SHARES OF THE FUND WILL BE OFFERED UNDER A NEW PROSPECTUS (THE “NEW PROSPECTUS”) AND NEW STATEMENT OF ADDITIONAL INFORMATION (THE “NEW STATEMENT OF ADDITIONAL INFORMATION”), EACH DATED MAY 24, 2021.

The New Prospectus and New Statement of Additional Information contain important information about the Fund. All interested persons and prospective shareholders may visit https://www.amgfunds.com/resources/order_literature.html or call AMG Funds LLC, the investment manager of the Fund, toll-free at 800.548.4539 to obtain copies of the New Prospectus and the New Statement of Additional Information.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG River Road Large Cap Value Select Fund

(formerly AMG FQ Long-Short Equity Fund)

AMG Veritas Global Focus Fund

(formerly AMG FQ Tax-Managed U.S. Equity Fund)

Supplement dated May 24, 2021 to the Prospectus and Statement of Additional Information,

each dated February 1, 2021, as supplemented March 19, 2021

The following information supplements and supersedes any information to the contrary relating to AMG River Road Large Cap Value Select Fund (formerly AMG FQ Long-Short Equity Fund) and AMG Veritas Global Focus Fund (formerly AMG FQ Tax-Managed U.S. Equity Fund) (each a “Fund”, and together, the “Funds”), each a series of AMG Funds I, contained in the Funds’ Prospectus (the “Existing Prospectus”) and Statement of Additional Information (the “Existing SAI”), dated and supplemented as noted above.

EFFECTIVE MAY 24, 2021, SHARES OF THE FUNDS ARE NO LONGER OFFERED UNDER THE EXISTING PROSPECTUS AND THE EXISTING SAI. SHARES OF THE FUNDS WILL BE OFFERED UNDER A NEW PROSPECTUS (THE “NEW PROSPECTUS”) AND NEW STATEMENT OF ADDITIONAL INFORMATION (THE “NEW STATEMENT OF ADDITIONAL INFORMATION”), EACH DATED MAY 24, 2021.

The New Prospectus and New Statement of Additional Information contain important information about each Fund. All interested persons and prospective shareholders may visit https://www.amgfunds.com/resources/order_literature.html or call AMG Funds LLC, the investment manager of the Funds, toll-free at 800.548.4539 to obtain copies of the New Prospectus and the New Statement of Additional Information.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE